Deferred income tax assets and liabilities and income tax expense - Schedule of breakdown of income tax liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Noncurrent
Income tax	$ 13,964
Total noncurrent	13,964	$ 0
Current
Income tax, net of withholdings and prepayments	120,910	382,041
Total current	$ 120,910	$ 382,041